Contribution Plan (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022
Contribution Plan [Line Items]
Contributions for employee benefits	¥ 11,526	¥ 26,228	¥ 21,161
Other Defined Contribution Plans [Member]
Contribution Plan [Line Items]
Contributions for employee benefits	¥ 58,098	¥ 32,393	¥ 29,434